Exhibit 99.1

SLC Student Loan Trust 2010-01

Quarterly Servicing Report

Distribution Date 08/25/2021

Collection Period 05/01/2021 - 07/31/2021

SLC Student Loan Receivables I, Inc - Depositor
The Student Loan Corporation, a subsidiary of Discover Bank - Master Servicer and Administrator
Deutsche Bank National Trust Company - Indenture Trustee
Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Page 1 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/30/2021	07/31/2021
	Principal Balance	$263,039,741.66	$258,755,080.38
	Interest to be Capitalized Balance	2,005,042.82	2,099,305.97
	Pool Balance	$265,044,784.48	$260,854,386.35
	Capitalized Interest Account Balance	-	-
	Specified Reserve Account Balance	- N/A -	- N/A -
	Adjusted Pool (1)	$265,044,784.48	$260,854,386.35
	Weighted Average Coupon (WAC)	5.74%	5.74%
	Weighted Average Remaining Term	176.36	177.89
	Number of Loans	22,987	22,315
	Number of Borrowers	10,471	10,164
	Aggregate Outstanding Principal Balance - Tbill	$9,603,245.18	$9,572,201.44
	Aggregate Outstanding Principal Balance - LIBOR	$255,441,539.30	$251,282,184.91
	Pool Factor	0.331050047	0.325816095
	Since Issued Constant Prepayment Rate	0.34%	0.21%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2021	08/25/2021
	A	78444WAA7	$137,235,603.13	$131,098,465.79

C	Account Balances	05/25/2021	08/25/2021
	Reserve Account Balance	$1,200,450.00	$1,200,450.00
	Capitalized Interest Account Balance	-	-

D	Asset / Liability	05/25/2021	08/25/2021
	Adjusted Pool Balance	$265,044,784.48	$260,854,386.35
	Total Notes	$137,235,603.13	$131,098,465.79
	Difference	$127,809,181.35	$129,755,920.56
	Parity Ratio	1.93131	1.98976

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021

II.	Trust Activity 05/01/2021 through 07/31/2021

A	Student Loan Principal Receipts
	Borrower Principal	3,008,232.07
	Guarantor Principal	855,714.42
	Consolidation Activity Principal	2,516,052.32
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	60,243.48
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$6,440,242.29
B	Student Loan Interest Receipts
	Borrower Interest	1,095,599.66
	Guarantor Interest	32,613.89
	Consolidation Activity Interest	75,251.23
	Special Allowance Payments	60,553.49
	Interest Subsidy Payments	172,950.20
	Seller Interest Reimbursement	(543.27)
	Servicer Interest Reimbursement	(11,977.03)
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	34,185.85
	Total Interest Receipts	$1,458,634.02
C	Reserves in Excess of Requirement	-
D	Investment Income	$277.35
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	0.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(67,726.75)
	Consolidation Loan Rebate Fees to Dept. of Education	$(521,549.40)
	Floor Income Rebate Fees to Dept. of Education	$(760,982.52)
M	AVAILABLE FUNDS	$6,548,894.99
N	Non-Cash Principal Activity During Collection Period	$(2,155,581.01)
O	Non-Reimbursable Losses During Collection Period	$13,603.38
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021

III.	2010-01 Portfolio Characteristics

		07/31/2021				04/30/2021
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	2.44%	40	$214,422.56	0.083%	2.32%	80	$382,570.64	0.145%
	GRACE	2.13%	51	$229,904.59	0.089%	5.31%	4	$30,895.00	0.012%
	DEFERMENT	5.60%	1,395	$13,996,315.61	5.409%	5.59%	1,626	$15,882,648.42	6.038%

REPAYMENT:	CURRENT	5.67%	16,587	$186,932,861.87	72.243%	5.66%	17,081	$191,532,620.42	72.815%
	31-60 DAYS DELINQUENT	6.03%	629	$7,759,384.06	2.999%	5.87%	394	$5,294,418.70	2.013%
	61-90 DAYS DELINQUENT	6.59%	275	$3,912,526.70	1.512%	5.90%	309	$3,767,173.14	1.432%
	91-120 DAYS DELINQUENT	5.58%	161	$2,101,836.76	0.812%	5.97%	158	$1,859,382.29	0.707%
	> 120 DAYS DELINQUENT	5.95%	417	$4,589,797.12	1.774%	5.90%	389	$3,401,019.81	1.293%

	FORBEARANCE	6.07%	2,714	$38,565,753.05	14.904%	6.14%	2,877	$40,441,385.62	15.375%
	CLAIMS IN PROCESS	5.44%	46	$452,278.06	0.175%	6.11%	69	$447,627.62	0.170%

TOTAL			22,315	$258,755,080.38	100.00%		22,987	$263,039,741.66	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021

IV.	2010-01 Portfolio Characteristics (cont'd)

	07/31/2021	04/30/2021
Pool Balance	$260,854,386.35	$265,044,784.48
Outstanding Borrower Accrued Interest	$12,460,703.62	$12,293,024.42
Borrower Accrued Interest to be Capitalized	$2,099,305.97	$2,005,042.82
Total # Loans	22,315	22,987
Total # Borrowers	10,164	10,471
Weighted Average Coupon	5.74%	5.74%
Weighted Average Remaining Term m	177.89	176.36
Non-Reimbursable Losses	$13,603.38	$10,885.39
Cumulative Non-Reimbursable Losses	$5,217,631.45	$5,204,028.07
Since Issued Constant Prepayment Rate (CPR)	0.21%	0.34%
Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Interest Shortfall	-	-
Non-Cash Principal Activity - Capitalized Interest	$2,166,330.06	$2,074,525.82
Borrower Interest Accrued	$3,522,727.79	$3,460,686.40
Interest Subsidy Payments Accrued	$166,726.35	$174,738.24
Special Allowance Payments Accrued	$64,025.96	$61,956.44

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021

V.	2010-01 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	4.91%	7,414	$27,713,902.73	10.710%
	- GSL - Unsubsidized	5.33%	5,689	37,412,322.73	14.459%
	- PLUS (2) Loans	8.32%	161	3,440,411.46	1.330%
	- SLS (3) Loans	3.52%	197	2,055,538.87	0.794%
	- Consolidation Loans	5.93%	8,854	188,132,904.59	72.707%
	Total	5.74%	22,315	$258,755,080.38	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	5.20%	11,083	$61,336,733.34	23.705%
	- Two Year	5.55%	2,003	7,677,904.91	2.967%
	- Technical	6.27%	370	1,590,933.17	0.615%
	- Other	5.93%	8,859	188,149,508.96	72.713%
	Total	5.74%	22,315	$258,755,080.38	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021

VI.	2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$6,548,894.99
A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$6,528,894.99
B	Primary Servicing Fee	$33,328.75	$6,495,566.24
C	Class A Noteholders' Interest Distribution Amount	$358,428.90	$6,137,137.34
D	Class A Noteholders' Principal Distribution Amount	-	$6,137,137.34
E	Reserve Account Reinstatement	-	$6,137,137.34
F	Additional Principal Distribution Amount	$6,137,137.34	-
G	Carryover Servicing Fee	-	-
H	Unpaid Expenses of The Trustees + Irish Exchange	-	-
I	Excess Distribution Certificateholder	-	-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021

VII.	2010-01 Distributions

Distribution Amounts

A
Cusip/Isin	78444WAA7
Beginning Balance	$137,235,603.13
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2021
Accrual Period End	8/25/2021
Daycount Fraction	0.25555556
Interest Rate*	1.02200%
Accrued Interest Factor	0.002611778
Current Interest Due	$358,428.90
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$358,428.90
Interest Paid	$358,428.90
Interest Shortfall	-
Principal Paid	$6,137,137.34
Ending Principal Balance	$131,098,465.79
Paydown Factor	0.007177938
Ending Balance Factor	0.153331539

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021

VIII.	2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$137,235,603.13
	Adjusted Pool Balance	$260,854,386.35
	Overcollateralization Amount	$18,259,807.04
	Principal Distribution Amount	-
	Principal Distribution Amount Paid	$6,137,137.34

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,200,450.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2021 - 07/31/2021, Distribution Date 08/25/2021